Schedule of aggregate annual lease payments (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Leases
October 1 – December 31, 2024	$ 678
2025	2,499
2026	2,068
2027	1,863
2028	1,364
2029	1,027
Thereafter	2,403
Total	11,902
Less: Imputed interest	(2,321)
Total Operating lease liabilities	$ 9,581	$ 6,490